Total
Invesco Equal Weight 0-30 Year Treasury ETF
Summary Information
Investment Objective
The Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Equal Weight 0-30 Year Treasury ETF Invesco Equal Weight 0-30 Year Treasury ETF
Management Fees	0.15%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.15%	[1]
[1]	Effective June 26, 2023, the Fund’s unitary management fee was reduced. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF | Invesco Equal Weight 0-30 Year Treasury ETF | USD ($)	15	48	85	192

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of up to 30 U.S. Treasury Notes or Bonds representing the annual February maturity ladder across the yield curve. Eligible securities must be U.S. dollar denominated sovereign debt publicly issued by the U.S. government in the U.S. domestic market. The Underlying Index is structured with 30 different annual maturity points, or “rungs,” which are equally weighted at each annual February rebalancing. Securities eligible for the Underlying Index must: (i) have a fixed coupon schedule; (ii) a minimum amount outstanding of $1 billion (excluding any amount held by the Federal Reserve's System Open Market Account (SOMA)); and (iii) have at least 18 months to final maturity at the time of issuance. The Index Provider selects for each rung securities with February maturities (a “Primary Selection”), which, once selected, will remain in the index, provided they continue to meet the eligibility criteria. If no February maturity is available for a given rung, then the next-closest maturing security is selected as long as it is within six months of the February target maturity (a “Secondary Selection”).
The securities selected for each rung of the Underlying Index from 1 to 30 years are equally weighted. The weights of any rungs for which no securities are available are re-allocated equally to the securities of closest rungs on both sides of the ladder.
As of July 31, 2023, the Underlying Index was comprised of 28 constituents with market capitalizations ranging from $10.19 billion to $121.14 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2023	2.90%
Best Quarter	March 31, 2020	14.64%
Worst Quarter	March 31, 2021	-8.73%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Equal Weight 0-30 Year Treasury ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Equal Weight 0-30 Year Treasury ETF		(20.34%)	(1.02%)	0.58%	Oct. 11, 2007
After Taxes on Distributions | Invesco Equal Weight 0-30 Year Treasury ETF		(20.94%)	(1.67%)	(0.22%)
After Taxes on Distributions and Sale of Fund Shares | Invesco Equal Weight 0-30 Year Treasury ETF		(12.02%)	(1.01%)	0.11%
ICE 1-30 Year Laddered Maturity US Treasury Index (reflects no deduction for fees, expenses or taxes)	[1]
Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes)		(20.19%)	(0.79%)	0.82%
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)		(12.46%)	(0.10%)	0.58%
[1]	Effective after the close of markets on August 25, 2023, the Fund changed its underlying index from the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index to the ICE 1-30 Year Laddered Maturity US Treasury Index. Performance information is not available for periods prior to the ICE 1-30 Year Laddered Maturity US Treasury Index's commencement date of June 13, 2023.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.